8. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8. RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Stock purchases

During the year ended December 31, 2018, 2017 and 2016 the Company received total proceeds of $100,000, $176,052 and $76,000, respectively from private placements for common shares issued to a related party by common director. The number of shares issued in connection with these transactions were 1,000,000, 1,380,260 and 380,000, respectively. In addition, the President of the Company exercised 240,000 of his options for $12,000, of which $9,000 was in lieu of cash compensation for consulting services and $3,000 resulted from the settlement of an accrued liability.

Deposit on Royalty Agreement

The Company is in negotiations regarding a royalty agreement with a related party by common CEO and director. In exchange for a non-refundable payment of $300,000, the Company intends to provide a royalty stream to this related party based on the gross production of Vanadium Oxide (“Vanadium”) from 19 of the company’s 56 the oil sands leases. For each barrel of bitumen produced from the specified oil sands until March 21, 2039, or upon termination of mining, whichever is earlier, the Company will pay a royalty equal to 25 grams of Vanadium per barrel of bitumen produced, multiplied by the price of Vanadium Pentoxide 98% min in-warehouse Rotterdam published on the last business day of the month in which the gross production of bitumen occurred. As of December 31, 2018, this related party has paid the Company a deposit of $110,000, which is recorded as a Deposit on Royalty Agreement. Upon execution of this agreement, the remaining $190,000 will be paid in installments throughout the next 15 months, with the final $50,000 payment on March 30, 2020.

Notes payable to related party

In December 2015, the Company borrowed $6,553 ($9,000 Canadian) under a note agreement with related parties. The lenders were related parties through an immediate family relationship with officers or directors of the Company and a common director. The note payable bore interest at the Bank of Canada Prime rate plus 1%. The Company could repay the loan and outstanding interest thereon by giving notice to the lender 15 days prior to the anticipated repayment. At December 31, 2018, the effective interest rate on these notes payable was 4.95%. The balance of note payable, including interest, to related parties at December 31, 2018 and 2017 was $7,403 and $7,718, respectively. The Company recognized interest expense of $315, $282 and $264 for the years ended December 31, 2018, 2017 and 2016, respectively, in its Statements of Operations and Comprehensive Income (Loss).

Consulting fees

Mr. Newton is the President and a member of the Board of Directors of the Company. Mr. Newton does not bill the Company for his services as President; however, he has a service agreement with the Company. Pursuant to this agreement, the Company capitalized oil and gas exploration costs and an accrued liability of $75,240 as of December 31, 2016. In 2017, the Company and Mr. Newton agreed to issue stock in lieu of cash for the amount of $75,240 by issuing restricted common stock of the Company.

Dr. Michael Ranger is a member of the Board of Directors of the Company. Dr. Ranger does not receive compensation for his services as a member of the board; however, he has a service agreement with the Company, including consulting time and expense reimbursement. Pursuant to this agreement, the Company recognized consulting expenses and an accrued liability of $9,346 and $5,131 for the years ended December 31, 2018 and 2017, respectively. For the year ended December 31, 2016, the Company capitalized oil and gas exploration costs and an accrued liability of $12,662. In 2017, the Company and Dr. Ranger agreed to issue stock in lieu of cash for a portion of his services billed in the amount of $7,448.